MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Mineral Properties Acquired [Table Text Block]
	December 31,	December 31,	December 31,
	2014	2013	2012

Acquisition costs	$1,607,729	$1,607,729	$1,607,729
Asset retirement obligation (Note 7)	8,133	131,133	131,133
Option payments received	(881,440)	(881,440)	(881,440)
Total	$734,422	$857,422	$857,422

Schedule of Buccaneer Commitment to the Company [Table Text Block]
Item	Description	Status
(i)	Due diligence completed	Completed
	TSX accepts LOI	Completed
(ii)	Pay $100,000 to the Company	Received by the Company
	Pay a further $325,000 to the Company	Received by the Company
(iii)	Issue 1,000,000 Buccaneer shares to the Company	Received by the Company
(iv)	Spend $4,425,000 on the properties over 5 years	In Progress
(v)	Pay $300,000 to the Company for a VTEM survey	Received by the Company